Distribution Date:	08/17/26	Benchmark 2025-B41 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-B41

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	scott.epperson@gs.com gs-
				refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	General Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head	NoticeAdmin@pnc.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
		Special Servicer
Historical Detail	18
			Attention: Tom Klump, Chief Operating Officer	tklump@ncb.coop
Delinquency Loan Detail	19		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Collateral Stratification and Historical Detail	20	General Special Servicer	CWCapital Asset Management LLC
Specially Serviced Loan Detail - Part 1	21		Attention: Legal Department	CWCAMContractNotices@cwcapital.com
Specially Serviced Loan Detail - Part 2	22		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Modified Loan Detail	23	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Liquidated Loan Detail	24		Attention: BMARK 2025-B41 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Historical Bond / Collateral Loss Reconciliation Detail	25		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Interest Shortfall Detail - Collateral Level	26	Trustee	Computershare Trust Company, N.A.
Supplemental Notes	27		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Directing Holder	Blackstone Real Estate Services LLC
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	081935AU2	4.400640%	8,365,000.00	7,177,494.94	107,965.85	26,321.31	0.00	0.00	134,287.16	7,069,529.09	30.06%	30.00%
A-4	081935AV0	5.097860%	50,750,000.00	50,750,000.00	0.00	215,597.00	0.00	0.00	215,597.00	50,750,000.00	30.06%	30.00%
A-5	081935AW8	5.407210%	354,250,000.00	354,250,000.00	0.00	1,596,253.45	0.00	0.00	1,596,253.45	354,250,000.00	30.06%	30.00%
A-SB	081935AX6	5.242810%	11,385,000.00	11,385,000.00	0.00	49,741.16	0.00	0.00	49,741.16	11,385,000.00	30.06%	30.00%
A-S	081935BA5	5.754480%	73,573,000.00	73,573,000.00	0.00	352,811.96	0.00	0.00	352,811.96	73,573,000.00	17.91%	17.88%
B	081935BB3	6.004830%	28,822,000.00	28,822,000.00	0.00	144,226.01	0.00	0.00	144,226.01	28,822,000.00	13.15%	13.13%
C	081935BC1	6.136450%	19,720,000.00	19,720,000.00	0.00	100,842.33	0.00	0.00	100,842.33	19,720,000.00	9.90%	9.88%
D	081935AG3	4.500000%	11,378,000.00	11,378,000.00	0.00	42,667.50	0.00	0.00	42,667.50	11,378,000.00	8.02%	8.00%
E	081935AJ7	4.500000%	6,068,000.00	6,068,000.00	0.00	22,755.00	0.00	0.00	22,755.00	6,068,000.00	7.01%	7.00%
F	081935AL2	3.500000%	12,135,000.00	12,135,000.00	0.00	35,393.75	0.00	0.00	35,393.75	12,135,000.00	5.01%	5.00%
G	081935AN8	3.500000%	9,102,000.00	9,102,000.00	0.00	26,547.50	0.00	0.00	26,547.50	9,102,000.00	3.51%	3.50%
J-RR*	081935AQ1	6.555323%	21,238,114.00	21,238,114.00	0.00	116,018.92	0.00	0.00	116,018.92	21,238,114.00	0.00%	0.00%
RR Interest	N/A	6.555323%	24,296,688.00	24,249,138.40	4,323.13	132,467.45	0.00	0.00	136,790.58	24,244,815.27	0.00%	0.00%
R	081935AS7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	081935BD9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			631,082,802.00	629,847,747.34	112,288.98	2,861,643.34	0.00	0.00	2,973,932.32	629,735,458.36

X-A	081935AY4	1.206654%	424,750,000.00	423,562,494.94	0.00	425,911.32	0.00	0.00	425,911.32	423,454,529.09
X-B	081935AZ1	0.680072%	122,115,000.00	122,115,000.00	0.00	69,205.78	0.00	0.00	69,205.78	122,115,000.00
X-D	081935AA6	2.055323%	17,446,000.00	17,446,000.00	0.00	29,880.97	0.00	0.00	29,880.97	17,446,000.00
X-F	081935AC2	3.055323%	12,135,000.00	12,135,000.00	0.00	30,896.96	0.00	0.00	30,896.96	12,135,000.00
X-G	081935AE8	3.055323%	9,102,000.00	9,102,000.00	0.00	23,174.63	0.00	0.00	23,174.63	9,102,000.00
Notional SubTotal			585,548,000.00	584,360,494.94	0.00	579,069.66	0.00	0.00	579,069.66	584,252,529.09

Deal Distribution Total					112,288.98	3,440,713.00	0.00	0.00	3,553,001.98

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	081935AU2	858.03884519	12.90685595	3.14660012	0.00000000	0.00000000	0.00000000	0.00000000	16.05345607	845.13198924
A-4	081935AV0	1,000.00000000	0.00000000	4.24821675	0.00000000	0.00000000	0.00000000	0.00000000	4.24821675	1,000.00000000
A-5	081935AW8	1,000.00000000	0.00000000	4.50600833	0.00000000	0.00000000	0.00000000	0.00000000	4.50600833	1,000.00000000
A-SB	081935AX6	1,000.00000000	0.00000000	4.36900834	0.00000000	0.00000000	0.00000000	0.00000000	4.36900834	1,000.00000000
A-S	081935BA5	1,000.00000000	0.00000000	4.79539994	0.00000000	0.00000000	0.00000000	0.00000000	4.79539994	1,000.00000000
B	081935BB3	1,000.00000000	0.00000000	5.00402505	0.00000000	0.00000000	0.00000000	0.00000000	5.00402505	1,000.00000000
C	081935BC1	1,000.00000000	0.00000000	5.11370842	0.00000000	0.00000000	0.00000000	0.00000000	5.11370842	1,000.00000000
D	081935AG3	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	081935AJ7	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F	081935AL2	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
G	081935AN8	1,000.00000000	0.00000000	2.91666667	0.00000000	0.00000000	0.00000000	0.00000000	2.91666667	1,000.00000000
J-RR	081935AQ1	1,000.00000000	0.00000000	5.46276943	0.00000000	0.20167469	0.00000000	0.00000000	5.46276943	1,000.00000000
RR Interest	N/A	998.04295960	0.17793084	5.45207849	0.00000000	0.00705858	0.00000000	0.00000000	5.63000932	997.86502876
R	081935AS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	081935BD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	081935AY4	997.20422587	0.00000000	1.00273413	0.00000000	0.00000000	0.00000000	0.00000000	1.00273413	996.95003906
X-B	081935AZ1	1,000.00000000	0.00000000	0.56672628	0.00000000	0.00000000	0.00000000	0.00000000	0.56672628	1,000.00000000
X-D	081935AA6	1,000.00000000	0.00000000	1.71276912	0.00000000	0.00000000	0.00000000	0.00000000	1.71276912	1,000.00000000
X-F	081935AC2	1,000.00000000	0.00000000	2.54610301	0.00000000	0.00000000	0.00000000	0.00000000	2.54610301	1,000.00000000
X-G	081935AE8	1,000.00000000	0.00000000	2.54610305	0.00000000	0.00000000	0.00000000	0.00000000	2.54610305	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	26,321.31	0.00	26,321.31	0.00	0.00	0.00	26,321.31	0.00
A-4	07/01/26 - 07/30/26	30	0.00	215,597.00	0.00	215,597.00	0.00	0.00	0.00	215,597.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,596,253.45	0.00	1,596,253.45	0.00	0.00	0.00	1,596,253.45	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	49,741.16	0.00	49,741.16	0.00	0.00	0.00	49,741.16	0.00
X-A	07/01/26 - 07/30/26	30	0.00	425,911.32	0.00	425,911.32	0.00	0.00	0.00	425,911.32	0.00
X-B	07/01/26 - 07/30/26	30	0.00	69,205.78	0.00	69,205.78	0.00	0.00	0.00	69,205.78	0.00
X-D	07/01/26 - 07/30/26	30	0.00	29,880.97	0.00	29,880.97	0.00	0.00	0.00	29,880.97	0.00
X-F	07/01/26 - 07/30/26	30	0.00	30,896.96	0.00	30,896.96	0.00	0.00	0.00	30,896.96	0.00
X-G	07/01/26 - 07/30/26	30	0.00	23,174.63	0.00	23,174.63	0.00	0.00	0.00	23,174.63	0.00
A-S	07/01/26 - 07/30/26	30	0.00	352,811.96	0.00	352,811.96	0.00	0.00	0.00	352,811.96	0.00
B	07/01/26 - 07/30/26	30	0.00	144,226.01	0.00	144,226.01	0.00	0.00	0.00	144,226.01	0.00
C	07/01/26 - 07/30/26	30	0.00	100,842.33	0.00	100,842.33	0.00	0.00	0.00	100,842.33	0.00
D	07/01/26 - 07/30/26	30	0.00	42,667.50	0.00	42,667.50	0.00	0.00	0.00	42,667.50	0.00
E	07/01/26 - 07/30/26	30	0.00	22,755.00	0.00	22,755.00	0.00	0.00	0.00	22,755.00	0.00
F	07/01/26 - 07/30/26	30	0.00	35,393.75	0.00	35,393.75	0.00	0.00	0.00	35,393.75	0.00
G	07/01/26 - 07/30/26	30	0.00	26,547.50	0.00	26,547.50	0.00	0.00	0.00	26,547.50	0.00
J-RR	07/01/26 - 07/30/26	30	4,259.92	116,018.92	0.00	116,018.92	0.00	0.00	0.00	116,018.92	4,283.19
RR Interest	07/01/26 - 07/30/26	30	170.57	132,467.45	0.00	132,467.45	0.00	0.00	0.00	132,467.45	171.50
Totals			4,430.49	3,440,713.00	0.00	3,440,713.00	0.00	0.00	0.00	3,440,713.00	4,454.69

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	3,553,001.98
Non-VRR Available Funds	3,416,211.41
VRR Available Funds	136,790.58
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,459,070.46	Master Servicing Fee	8,414.73
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,102.99
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	271.19
ARD Interest	0.00	Operating Advisor Fee	1,353.75
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.78
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,459,070.46	Total Fees	18,357.44

Principal		Expenses/Reimbursements
Scheduled Principal	112,288.98	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	112,288.98	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,440,713.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	112,288.98
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,553,001.98
Total Funds Collected	3,571,359.44	Total Funds Distributed	3,571,359.42

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	629,847,747.53	629,847,747.53	Beginning Certificate Balance	629,847,747.34
(-) Scheduled Principal Collections	112,288.98	112,288.98	(-) Principal Distributions	112,288.98
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	629,735,458.55	629,735,458.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	629,847,747.53	629,847,747.53	Ending Certificate Balance	629,735,458.36
Ending Actual Collateral Balance	629,735,458.55	629,735,458.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.19)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.19)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	29	111,816,708.72	17.76%	107	6.1968	1.800324	1.49 or less	25	212,412,037.42	33.73%	107	6.5301	0.999767
10,000,000 to 19,999,999		15	179,443,708.56	28.50%	105	6.3256	1.917756	1.50 to 1.99	13	193,627,713.31	30.75%	108	6.3083	1.747460
20,000,000 to 29,999,999		6	137,975,041.27	21.91%	106	6.2314	1.813171	2.00 to 2.49	9	131,783,334.00	20.93%	105	6.5029	2.180851
30,000,000 to 49,999,999		5	200,500,000.00	31.84%	108	6.6260	1.690923	2.50 or greater	8	91,912,373.82	14.60%	106	5.9926	3.226104
	50,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	55	629,735,458.55	100.00%	107	6.3777	1.801769
	Totals	55	629,735,458.55	100.00%	107	6.3777	1.801769
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	34,000,000.00	5.40%	107	6.4094	1.851584
							Industrial	1	12,985,000.00	2.06%	108	6.5720	1.680000
Florida	1	40,500,000.00	6.43%	108	6.7400	0.960000
							Lodging	1	6,000,000.00	0.95%	108	6.7120	2.200000
Hawaii	1	15,000,000.00	2.38%	107	7.2530	2.040000
							Mixed Use	10	138,000,000.01	21.91%	106	5.8167	2.188913
Illinois	3	22,217,713.31	3.53%	108	6.4106	1.487007
							Multi-Family	26	156,992,083.28	24.93%	108	6.4450	1.670219
Maryland	1	7,500,000.00	1.19%	108	6.3280	1.860000
							Office	8	100,975,041.27	16.03%	106	7.1377	1.867712
Massachusetts	8	63,000,000.01	10.00%	106	5.8928	2.590000
							Other	2	66,000,000.00	10.48%	107	6.6059	1.426818
Nevada	1	10,000,000.00	1.59%	106	6.2140	1.500000
							Retail	5	128,783,334.00	20.45%	106	6.2096	1.615006
New Jersey	1	29,975,041.27	4.76%	108	6.9910	1.110000
							Self Storage	2	20,000,000.00	3.18%	107	5.9870	2.229693
New York	26	187,774,369.97	29.82%	106	6.0695	1.688778
							Totals	55	629,735,458.55	100.00%	107	6.3777	1.801769
North Carolina	1	40,000,000.00	6.35%	108	6.9390	2.310000

Ohio	3	63,985,000.00	10.16%	108	6.5457	1.707663

Oregon	1	54,783,334.00	8.70%	104	5.5770	2.170000

Pennsylvania	6	61,000,000.00	9.69%	105	7.2486	1.739672

Totals	55	629,735,458.55	100.00%	107	6.3777	1.801769

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.999% or less	16	208,783,334.00	33.15%	106	5.6896	2.162116	12 months or less	17	285,997,694.46	45.42%	108	6.6867	1.730197
	6.000% to 6.499%	20	100,473,499.40	15.95%	107	6.3035	1.753267	13 months or greater	38	343,737,764.09	54.58%	106	6.1207	1.861319
	6.500% to 6.999%	16	244,478,625.15	38.82%	108	6.7250	1.514845	Totals	55	629,735,458.55	100.00%	107	6.3777	1.801769
	7.000% to 7.499%	2	60,000,000.00	9.53%	108	7.1022	1.740000
	7.500% or greater	1	16,000,000.00	2.54%	98	7.8014	2.020000
	Totals	55	629,735,458.55	100.00%	107	6.3777	1.801769
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	114 months or less	54	619,342,745.24	98.35%	107	6.3829	1.806497	Interest Only	32	452,643,334.00	71.88%	107	6.2704	1.854419
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	119 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	619,342,745.24	98.35%	107	6.3829	1.806497	120 months or greater	22	166,699,411.24	26.47%	107	6.6883	1.676374
								Totals	54	619,342,745.24	98.35%	107	6.3829	1.806497
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		13	107,222,373.82	17.03%	106	6.6192	2.461879	114 months or less	1	10,392,713.31	1.65%	109	6.0700	1.520000
	12 months or less	34	495,542,076.00	78.69%	107	6.3333	1.702936	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	5	11,894,487.95	1.89%	107	6.2961	0.587012	Totals	1	10,392,713.31	1.65%	109	6.0700	1.520000
	25 months or greater	3	15,076,520.78	2.39%	108	6.1858	1.314027
	Totals	55	629,735,458.55	100.00%	107	6.3777	1.801769
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2-C2-B	30323445	MU	Cambridge	MA	Actual/360	5.893%	114,173.58	0.00	0.00	N/A	06/09/35	--	22,500,000.00	22,500,000.00	08/09/26
1A3-C1-B	30323446				Actual/360	5.893%	102,756.22	0.00	0.00	N/A	06/09/35	--	20,250,000.00	20,250,000.00	08/09/26
1A4-C1-B	30323447				Actual/360	5.893%	102,756.22	0.00	0.00	N/A	06/09/35	--	20,250,000.00	20,250,000.00	08/09/26
2A-10	30512385	MU	Middle Village	NY	Actual/360	5.581%	24,029.31	0.00	0.00	N/A	07/06/35	--	5,000,000.00	5,000,000.00	08/06/26
2A-2-1	30512377				Actual/360	5.581%	48,058.61	0.00	0.00	N/A	07/06/35	--	10,000,000.00	10,000,000.00	08/06/26
2A-3-2	30512422				Actual/360	5.581%	24,029.31	0.00	0.00	N/A	07/06/35	--	5,000,000.00	5,000,000.00	08/06/26
2A-5	30512380				Actual/360	5.581%	144,175.83	0.00	0.00	N/A	07/06/35	--	30,000,000.00	30,000,000.00	08/06/26
2A-8	30512383				Actual/360	5.581%	24,029.31	0.00	0.00	N/A	07/06/35	--	5,000,000.00	5,000,000.00	08/06/26
2A-9	30512384				Actual/360	5.581%	24,029.31	0.00	0.00	N/A	07/06/35	--	5,000,000.00	5,000,000.00	08/06/26
3A-1-5	30323448	RT	Portland	OR	Actual/360	5.577%	72,036.25	0.00	0.00	N/A	04/06/35	--	15,000,000.00	15,000,000.00	08/06/26
3A-1-6	30323449				Actual/360	5.577%	48,024.17	0.00	0.00	N/A	04/06/35	--	10,000,000.00	10,000,000.00	08/06/26
3A-1-7	30323450				Actual/360	5.577%	48,024.17	0.00	0.00	N/A	04/06/35	--	10,000,000.00	10,000,000.00	08/06/26
3A-1-8	30323451				Actual/360	5.577%	40,020.14	0.00	0.00	N/A	04/06/35	--	8,333,334.00	8,333,334.00	08/06/26
3A-2-2-1-A	30323452				Actual/360	5.577%	54,987.67	0.00	0.00	N/A	04/06/35	--	11,450,000.00	11,450,000.00	08/06/26
4	30512522	MF	Euclid	OH	Actual/360	6.516%	252,495.00	0.00	0.00	N/A	08/06/35	--	45,000,000.00	45,000,000.00	08/06/26
5	30512523	98	Pittsburgh	PA	Actual/360	7.052%	273,265.00	0.00	0.00	N/A	08/06/35	--	45,000,000.00	45,000,000.00	08/06/26
6	30512496	RT	Miami	FL	Actual/360	6.740%	235,057.50	0.00	0.00	N/A	08/06/35	--	40,500,000.00	40,500,000.00	08/06/26
7	30530376	OF	Charlotte	NC	Actual/360	6.939%	239,010.00	0.00	0.00	N/A	08/06/35	--	40,000,000.00	40,000,000.00	08/06/26
8A	30512450	OF	Newark	NJ	Actual/360	6.991%	180,450.58	0.00	0.00	08/06/35	01/06/39	--	29,975,041.27	29,975,041.27	08/06/26
9A2	30512351	RT	Hollywood	CA	Actual/360	6.680%	138,053.33	0.00	0.00	N/A	07/06/35	--	24,000,000.00	24,000,000.00	08/06/26
10A-2-1	30323453	98	New York	NY	Actual/360	5.650%	102,170.83	0.00	0.00	N/A	05/06/35	--	21,000,000.00	21,000,000.00	08/06/26
11A-2	30323454	OF	Plymouth Meeting	PA	Actual/360	7.801%	107,485.80	0.00	0.00	N/A	10/06/34	--	16,000,000.00	16,000,000.00	08/06/26
12A-2-A	30323399	OF	Kapolei	HI	Actual/360	7.253%	93,684.58	0.00	0.00	N/A	07/06/35	--	15,000,000.00	15,000,000.00	08/06/26
13A-6	30511811	MU	New York	NY	Actual/360	6.440%	55,455.56	0.00	0.00	N/A	02/06/35	--	10,000,000.00	10,000,000.00	08/06/26
13A-9	30511814				Actual/360	6.440%	27,727.78	0.00	0.00	N/A	02/06/35	--	5,000,000.00	5,000,000.00	08/06/26
14	470145870	MF	Brooklyn	NY	Actual/360	6.550%	78,616.75	3,846.39	0.00	N/A	07/01/35	--	13,938,453.39	13,934,607.00	08/01/26
15	470144750	MF	Jackson Heights	NY	Actual/360	6.490%	71,906.23	10,177.14	0.00	N/A	07/01/35	--	12,866,565.39	12,856,388.25	08/01/26
16	30512515	IN	Cleveland	OH	Actual/360	6.572%	73,485.00	0.00	0.00	N/A	08/06/35	--	12,985,000.00	12,985,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
17	30512482	Various DeKalb		IL	Actual/360	6.710%	68,325.51	0.00	0.00	N/A	08/06/35	--	11,825,000.00	11,825,000.00	08/06/26
18	470145980	MF	Chicago	IL	Actual/360	6.070%	54,685.38	69,494.79	0.00	N/A	09/01/35	--	10,462,208.10	10,392,713.31	08/01/26
19	30512233	SS	Reno	NV	Actual/360	6.214%	53,509.44	0.00	0.00	N/A	06/06/35	--	10,000,000.00	10,000,000.00	08/06/26
20	30512495	SS	San Luis Obispo	CA	Actual/360	5.760%	49,600.00	0.00	0.00	N/A	08/06/35	--	10,000,000.00	10,000,000.00	08/06/26
21	30512518	MF	New York	NY	Actual/360	6.260%	48,515.00	0.00	0.00	N/A	08/06/35	--	9,000,000.00	9,000,000.00	08/06/26
22	30323455	RT	Walkersville	MD	Actual/360	6.328%	40,868.33	0.00	0.00	N/A	08/06/35	--	7,500,000.00	7,500,000.00	08/06/26
23	470144910	MF	New York	NY	Actual/360	6.390%	38,349.31	2,085.36	0.00	N/A	08/01/35	--	6,969,433.89	6,967,348.53	08/01/26
24	470145380	MF	Flushing	NY	Actual/360	6.290%	37,508.06	5,774.42	0.00	N/A	07/01/35	--	6,924,919.71	6,919,145.29	08/01/26
25	30512517	LO	Brooklyn	OH	Actual/360	6.712%	34,678.67	0.00	0.00	N/A	08/06/35	--	6,000,000.00	6,000,000.00	08/06/26
26	470144350	MF	Bronx	NY	Actual/360	6.730%	27,702.92	1,189.16	0.00	N/A	07/01/35	--	4,780,257.16	4,779,068.00	08/01/26
27	470146210	MF	New York	NY	Actual/360	6.260%	19,317.42	1,146.59	0.00	N/A	08/01/35	--	3,583,568.06	3,582,421.47	08/01/26
28	470145810	MF	Brooklyn	NY	Actual/360	6.130%	18,285.63	2,992.06	0.00	N/A	08/01/35	--	3,464,099.39	3,461,107.33	08/01/26
29	470145890	MF	New York	NY	Actual/360	6.580%	18,616.86	891.60	0.00	N/A	07/01/35	--	3,285,650.77	3,284,759.17	08/01/26
30	470145260	MF	Briarcliff Manor	NY	Actual/360	6.590%	18,072.15	868.02	0.00	N/A	06/01/35	--	3,184,675.49	3,183,807.47	08/01/26
31	470146060	MF	Elmhurst	NY	Actual/360	6.180%	15,789.62	2,545.53	0.00	N/A	07/01/35	--	2,967,043.88	2,964,498.35	08/01/26
32	470146040	MF	New York	NY	Actual/360	6.680%	16,106.22	0.00	0.00	N/A	07/01/35	--	2,800,000.00	2,800,000.00	08/01/26
33	470145360	MF	New York	NY	Actual/360	6.550%	15,510.76	0.00	0.00	N/A	06/01/35	--	2,750,000.00	2,750,000.00	08/01/26
34	470146100	MF	Yonkers	NY	Actual/360	6.150%	12,318.10	1,998.76	0.00	N/A	08/01/35	--	2,325,997.53	2,323,998.77	08/01/26
35	470145220	MF	New York	NY	Actual/360	6.550%	11,155.51	1,551.69	0.00	N/A	06/01/35	--	1,977,830.15	1,976,278.46	08/01/26
36	470144870	MF	New York	NY	Actual/360	6.460%	9,074.82	1,310.94	0.00	N/A	06/01/35	--	1,631,346.45	1,630,035.51	08/01/26
37	470144740	MF	New York	NY	Actual/360	6.130%	7,917.92	0.00	0.00	N/A	05/01/35	--	1,500,000.00	1,500,000.00	08/01/26
38	470146160	MF	Jackson Heights	NY	Actual/360	6.630%	8,484.90	1,124.72	0.00	N/A	08/01/35	--	1,486,188.50	1,485,063.78	08/01/26
39	470145850	MF	Brooklyn	NY	Actual/360	6.370%	7,869.83	1,171.54	0.00	N/A	07/01/35	--	1,434,717.75	1,433,546.21	08/01/26
40	470146140	MF	New York	NY	Actual/360	6.090%	7,259.60	1,215.29	0.00	N/A	07/01/35	--	1,384,318.68	1,383,103.39	08/01/26
41	470145530	MF	New York	NY	Actual/360	6.430%	7,123.16	1,033.97	0.00	N/A	07/01/35	--	1,286,478.38	1,285,444.41	08/01/26
42	470145660	MF	Freeport	NY	Actual/360	6.370%	7,055.71	1,050.35	0.00	N/A	07/01/35	--	1,286,298.61	1,285,248.26	08/01/26
43	470145500	MF	New York	NY	Actual/360	6.310%	5,375.59	820.66	0.00	N/A	07/01/35	--	989,320.98	988,500.32	08/01/26
Totals							3,459,070.46	112,288.98	0.00				629,847,747.53	629,735,458.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2-C2-B	140,920,844.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3-C1-B	140,920,844.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4-C1-B	140,920,844.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-10	25,906,414.28	4,998,809.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2-1	25,906,414.28	4,998,809.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3-2	25,906,414.28	4,998,809.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-5	25,906,414.28	4,998,809.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-8	25,906,414.28	4,998,809.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-9	25,906,414.28	4,998,809.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1-5	43,640,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1-6	43,640,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1-7	43,640,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1-8	43,640,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2-2-1-A	43,640,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,234,966.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	5,319,139.57	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	694,929.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	1,692,907.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	328.52	0.00
8A	0.00	1,010,096.24	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	4,473,022.38	1,232,379.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-1	9,268,536.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-2-A	7,251,452.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	698,229.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,507,091.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	962,085.96	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	335,378.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	195,461.00	111,986.38	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	(10,731.74)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	26,787.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	218,044.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	175,876.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	268,880.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	56,952.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	124,764.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	6,257.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	150,625.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	119,332.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	19,332.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	(200.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	126,066.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	(134,469.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	59,522.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	134,462.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	(364.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	827,710,857.41	41,016,383.55				0.00	0.00	0.00	0.00	328.52	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.377741%	6.343906%	107
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.377708%	6.343861%	108
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.377676%	6.343816%	109
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.377643%	6.343772%	110
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.377611%	6.343727%	111
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.377578%	6.343683%	112
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.377548%	6.343637%	113
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.377516%	6.343594%	114
12/17/25	1	11,450,000.00	0	0.00	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.377484%	6.343551%	115
11/18/25	0	0.00	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.377453%	6.343507%	116
10/20/25	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.377421%	6.343465%	117
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.377390%	6.343421%	118
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		629,735,459	629,735,459	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	629,735,459	629,735,459	0	0	0	0
Jul-26	629,847,748	629,847,748	0	0	0	0
Jun-26	629,974,688	629,974,688	0	0	0	0
May-26	630,085,705	630,085,705	0	0	0	0
Apr-26	630,211,421	630,211,421	0	0	0	0
Mar-26	630,321,180	630,321,180	0	0	0	0
Feb-26	630,476,355	630,476,355	0	0	0	0
Jan-26	630,584,702	630,584,702	0	0	0	0
Dec-25	630,692,473	598,242,473	11,450,000	0	21,000,000	0
Nov-25	630,815,064	609,815,064	0	21,000,000	0	0
Oct-25	630,921,611	609,921,611	21,000,000	0	0	0
Sep-25	631,043,024	631,043,024	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “U.S. Risk Retention Special Notices” tab for the Benchmark 2025-B41 Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor’s compliance with certain specified provisions of the Credit Risk Retention Rules. Investors should refer to the Certificate Administrator’s website for all such information.

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